Personnel expenses - Disclosure of Net Defined Benefit Liability (Asset) (Details) - CHF (SFr) SFr in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Actuarial assumptions
Discount rate		1.25%	1.00%	1.50%
Future salary increases at December 31		2.00%	2.00%
Reconciliation of the amount recognized in the statement of financial position
Defined benefit obligation at December 31		SFr 63,767	SFr 58,210
Fair value of plan assets at December 31		55,926	53,690
Net defined benefit liability		7,841	4,520	SFr 4,720
Components of defined benefit cost in profit or loss
Current service cost (employer)		2,607	2,662	2,507
Curtailment		(1,187)	0	0
Past service cost		101	(1,297)	43
Interest expense on defined benefit obligation		659	836	1,182
Interest income on plan assets		(611)	(761)	(1,126)
Administrative cost excl. cost for managing plan assets		29	27	26
Defined benefit cost recognized in profit or loss		1,599	1,467	2,632
thereof service cost and administrative cost		1,551	1,393	2,576
thereof net interest expense on the net defined benefit liability		48	74	56
Reconciliation of net defined benefit liability
Net defined benefit liability at January 1		4,520	4,720
Defined benefit cost recognized in profit or loss		1,599	1,467
Remeasurement of net pension liabilities		3,814	485
Contributions by the employer		(2,091)	(2,153)
Defined benefit obligation at December 31		7,841	4,520	4,720
Reconciliation of defined benefit obligation
Net defined benefit liability at January 1		4,520	4,720
Actuarial (gain)/loss on defined benefit obligation		3,814	485
Defined benefit obligation at December 31		7,841	4,520	4,720
Reconciliation of amount recognized in OCI
Actuarial (gain) / loss on changes in financial assumptions		3,145	3,708	3,644
Actuarial (gain) / loss on changes in demographic assumptions		0	0	(10)
Actuarial (gain) / loss arising from experience adjustments		2,133	(216)	(1,000)
Actuarial (gain)/loss on defined benefit obligation		5,278	3,492	2,634
Return on plan assets excluding interest income		(1,464)	(3,007)	(659)
Remeasurement of net pension liabilities	[1]	3,814	485	1,975
Reconciliation of fair value of plan assets
Fair value of plan assets at January 1		(4,520)	(4,720)
Contributions by the employer		2,091	2,153
Fair value of plan assets at December 31		(7,841)	(4,520)	(4,720)
Contributions by the employer		1,804	2,128
Plan asset classes
Total plan assets at fair value at December 31		55,926	53,690
thereof entity's own transferable financial instruments		0	0
thereof property occupied or other assets used by the entity		SFr 0	SFr 0
Weighted average duration of defined obligation in years at December 31		15 years 6 months	16 years 9 months 18 days
Accrued sabbatical cost		SFr 306	SFr 359	343
Actuarial assumptions, possible increase (decrease) in longevity for most of the age categories		1 year
Research and development expenses
Plan asset classes
Non-cash effective pension costs		SFr 385	532	390
Selling, general and administrative expenses
Plan asset classes
Non-cash effective pension costs		SFr 108	SFr 154	110
Active members
Plan asset classes
Weighted average duration of defined obligation in years at December 31		15 years 3 months 18 days	16 years 8 months 12 days
Pensioners
Plan asset classes
Weighted average duration of defined obligation in years at December 31		17 years 2 months 12 days	17 years 10 months 24 days
Actuarial assumption of discount rates
Plan asset classes
Percentage of reasonably possible decrease in actuarial assumption		(0.25%)	(0.25%)
Percentage of reasonably possible increase in actuarial assumption		0.25%	0.25%
Defined benefit obligation due to reasonably possible decrease in actuarial assumption		SFr 66,299	SFr 60,728
Defined benefit obligation due to reasonably possible increase in actuarial assumption		SFr 61,417	SFr 55,875
Actuarial assumption of interest rate on retirement savings capital
Plan asset classes
Percentage of reasonably possible decrease in actuarial assumption		(0.25%)	(0.25%)
Percentage of reasonably possible increase in actuarial assumption		0.25%	0.25%
Defined benefit obligation due to reasonably possible decrease in actuarial assumption		SFr 62,838	SFr 57,297
Defined benefit obligation due to reasonably possible increase in actuarial assumption		SFr 64,723	SFr 59,149
Actuarial assumption of expected rates of salary increases
Plan asset classes
Percentage of reasonably possible decrease in actuarial assumption		(0.25%)	(0.25%)
Percentage of reasonably possible increase in actuarial assumption		0.25%	0.25%
Defined benefit obligation due to reasonably possible decrease in actuarial assumption		SFr 63,361	SFr 57,785
Defined benefit obligation due to reasonably possible increase in actuarial assumption		SFr 64,179	SFr 58,623
Actuarial assumption of life expectancy
Plan asset classes
Reasonably possible increase in actuarial assumptions, period		1 year	1 year
Reasonably possible decrease in actuarial assumptions, period		1 year	1 year
Defined benefit obligation due to reasonably possible decrease in actuarial assumption		SFr 64,665	SFr 59,058
Defined benefit obligation due to reasonably possible increase in actuarial assumption		62,865	57,360
Quoted market price
Reconciliation of the amount recognized in the statement of financial position
Fair value of plan assets at December 31		46,359	45,147
Plan asset classes
Cash and cash equivalents		8,022	7,254
Equity instruments		24,534	23,455
Debt instruments (e.g. bonds)		10,887	10,391
Real estate funds		1,667	2,086
Others		1,250	1,961
Total plan assets at fair value at December 31		46,359	45,147
Non-quoted market price
Reconciliation of the amount recognized in the statement of financial position
Fair value of plan assets at December 31		9,567	8,543
Plan asset classes
Others		9,567	8,543
Total plan assets at fair value at December 31		9,567	8,543
Defined benefit obligation
Reconciliation of the amount recognized in the statement of financial position
Net defined benefit liability		63,767	58,210	56,347
Reconciliation of net defined benefit liability
Net defined benefit liability at January 1		58,210	56,347
Remeasurement of net pension liabilities		5,278	3,492
Defined benefit obligation at December 31		63,767	58,210	56,347
Reconciliation of defined benefit obligation
Net defined benefit liability at January 1		58,210	56,347
Interest expenses on defined benefit obligation		659	836
Current service cost (employer)		2,607	2,662
Contributions by plan participants		1,319	1,352
Benefits (paid)/deposited		(3,250)	(5,210)
Curtailment		(1,187)	0
Past service cost		101	(1,297)
Administrative cost (excl. cost for managing plan assets)		29	28
Actuarial (gain)/loss on defined benefit obligation		5,278	3,492
Defined benefit obligation at December 31		63,767	58,210	56,347
Reconciliation of fair value of plan assets
Fair value of plan assets at January 1		(58,210)	(56,347)
Interest income on plan assets		(659)	(836)
Contributions by plan participants		(1,319)	(1,352)
Benefits (paid)/deposited		3,250	5,210
Fair value of plan assets at December 31		(63,767)	(58,210)	(56,347)
Plan assets
Reconciliation of the amount recognized in the statement of financial position
Net defined benefit liability		(55,926)	(53,690)	(51,627)
Reconciliation of net defined benefit liability
Net defined benefit liability at January 1		(53,690)	(51,627)
Contributions by the employer		(2,091)	(2,153)
Defined benefit obligation at December 31		(55,926)	(53,690)	(51,627)
Reconciliation of defined benefit obligation
Net defined benefit liability at January 1		(53,690)	(51,627)
Interest expenses on defined benefit obligation		(611)	(761)
Contributions by plan participants		(1,319)	(1,352)
Benefits (paid)/deposited		3,250	5,210
Defined benefit obligation at December 31		(55,926)	(53,690)	(51,627)
Reconciliation of fair value of plan assets
Fair value of plan assets at January 1		53,690	51,627
Interest income on plan assets		611	761
Contributions by the employer		2,091	2,153
Contributions by plan participants		1,319	1,352
Benefits (paid)/deposited		(3,250)	(5,210)
Return on plan assets excl. interest income		1,464	3,007
Fair value of plan assets at December 31		SFr 55,926	SFr 53,690	SFr 51,627

[1]	See note 18